UNITED STATES
		SECURITIES AND EXCHANGE COMMISSION
		   Washington, D.C. 20549


			Form 13F

		   FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.

				  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Matterhorn Capital Management, LLC
Address: 3512 Paesanos Pkwy, Suite 301
San Antonio, TX 78231

Form 13F File Number: 28-15119

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Juan A. Landa
Title: Principal, Portfolio Manager
Phone: (210) 694-4329

Signature, Place, and Date of Signing:

Juan A. Landa   San Antonio, TX    04/09/2013

Report Type (Check only one.):
[X] 13F HOLDINGS REPORT.
[ ] 13F NOTICE.
[ ] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

Form 13F File Number Name
28-__________________ ________________________________________________

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0
Form 13F Information Table Entry Total: 52
Form 13F Information Table Value Total: 169,760 (thousands)

List of Other Included Managers:

None

No. Form 13F File Number Name
____ 28-________________________ ______________________________________

Form 13F Information Table
                                                                   Shrs or Sh/  Put/ Investmen   Other    Voting Authority
       Name of Issuer       Title of Class Cusip        Value      PRN Amt PRN  Call Discretio  Manager   Sole     SharedNone
ABB LTD                     SPONSORED ADR  000375204    2717       119392  SH        SOLE                 119392
ACCENTURE PLC IRELAND       SHS CLASS A    G1151C101    4378       57630   SH        SOLE                 57630
AFLAC INC.                  COM            001055102    3873       74453   SH        SOLE                 74453
APPLE INC.                  COM            037833100    2894       6538    SH        SOLE                 6538
AUTOLIV INC.                COM            052800109    2788       40325   SH        SOLE                 40325
BG GROUP                    SPONSORED ADR  055434203    2121       123665  SH        SOLE                 123665
BLACKROCK                   COM            09247X101    3334       12980   SH        SOLE                 12980
BANK OF NOVA SCOTIA HALIFAX COM            064149107    2630       45137   SH        SOLE                 45137
BECTON DICKINSON & CO.      COM            075887109    4243       44380   SH        SOLE                 44380
BP                          COM            055622104    34         800     SH        SOLE                 800
CELGENE CORP.               COM            151020104    4483       38673   SH        SOLE                 38673
COACH                       COM            189754104    2988       59775   SH        SOLE                 59775
CONOCOPHILLIPS              COM            20825C104    3597       59850   SH        SOLE                 59850
COPA HOLDINGS SA            CL A           P31076105    3572       29860   SH        SOLE                 29860
CULLEN/FROST BANKERS INC.   COM            229899109    3946       63100   SH        SOLE                 63100
DISCOVER FINANCIAL SERVICES COM            254709108    4753       105990  SH        SOLE                 105990
EMC CORP MASS               COM            268648102    3055       127860  SH        SOLE                 127860
ELI LILLY & CO.             COM            532457108    4597       80955   SH        SOLE                 80955
FRANKLIN RESOURCES INC.     COM            354613101    3688       24455   SH        SOLE                 24455
GAMESTOP CORP. NEW          CL A           36467W109    4826       172550  SH        SOLE                 172550
GEOSPACE TECHNOLOGIES CORP. COM            37364X109    4080       37810   SH        SOLE                 37810
GOOGLE INC.                 CL A           38259P508    3667       4617    SH        SOLE                 4617
HOLLYFRONTIER CORP.         COM            436106108    5036       97880   SH        SOLE                 97880
ISHARES GOLD TRUST          ISHARES        464285105    7895       508679  SH        SOLE                 508679
JOY GLOBAL INC.             COM            481165108    2819       47360   SH        SOLE                 47360
MAGNACHIP SEMICONDUCTOR     COM            55933J203    2970       171550  SH        SOLE                 171550
MICROSOFT                   COM            594918104    3664       128074  SH        SOLE                 128074
MICROVISION                 COM            594960106    2          1432    SH        SOLE                 1432
NOVARTIS A G                SPONSORED ADR  66987V109    2916       40929   SH        SOLE                 40929
OMNICOM GROUP INC.          COM            681919106    4190       71145   SH        SOLE                 71145
OPEN TEXT CORP.             COM            683715106    2591       43895   SH        SOLE                 43895
ORACLE CORP.                COM            68389X105    3137       97019   SH        SOLE                 97019
PEPSICO INC.                COM            713448108    4168       52685   SH        SOLE                 52685
PRICELINE.COM INC.          COM            741503403    3592       5219    SH        SOLE                 5219
PUBLIC SERVICE ENTERPRISE GRCOM            744573106    3907       113775  SH        SOLE                 113775
QUALCOMM INC.               COM            747525103    3504       52338   SH        SOLE                 52338
RADWARE                     COM            M81873107    2699       71545   SH        SOLE                 71545
RAYTHEON CO.                COM            755111507    3970       67525   SH        SOLE                 67525
ROYAL DUTCH SHELL PLC       SPONS ADR A    780259206    2331       35773   SH        SOLE                 35773
SASOL LTD.                  SPONSORED ADR  803866300    2371       53465   SH        SOLE                 53465
SCHLUMBERGER LTD.           COM            806857108    3281       43805   SH        SOLE                 43805
SHIRE                       COM            82481R106    2627       28750   SH        SOLE                 28750
STARBUCKS                   COM            855244109    3563       62563   SH        SOLE                 62563
STEVE MADDEN LTD.           COM            556269108    3314       76667   SH        SOLE                 76667
SUMITOMO MITSUI FINANCIAL   SPONSORED ADR  86562M209    2554       312935  SH        SOLE                 312935
SUNTRUST BANKS              COM            867914103    4010       139190  SH        SOLE                 139190
TATA MOTORS LTD.            SPONSORED ADR  876568502    2378       97420   SH        SOLE                 97420
TELSTRA                     SPONSORED ADR  87969N204    3206       136030  SH        SOLE                 136030
UNILEVER PLC                SPON ADR NEW   904767704    2978       70499   SH        SOLE                 70499
WABTEC CORP.                COM            929740108    3772       36945   SH        SOLE                 36945
YUM! BRANDS INC.            COM            988498101    52         720     SH        SOLE                 720
VANGUARD FTSE ALL WORLD EX UALLWRLD EX US  922042775    2          50      SH        SOLE                 50
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